COMMITMENTS AND CONTINGENCIES (Details Narrative) - 12 months ended Dec. 31, 2025	USD ($)	CNY (¥)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Capital contribution	$ 27,800		¥ 200,000
Case acceptance fee and announcement fee	500	¥ 3,382
Accrued provision for loss	$ 27,800